Income Tax Expense (Details) - Schedule of income tax expense relates to the PRC - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of income tax expense relates to the PRC [Abstract]
Current tax expense	¥ 171,146,093	¥ 218,567,885	¥ 142,238,819
Deferred tax benefit	(133,913,450)	(190,009,905)	(94,389,779)
Total income tax expense	¥ 37,232,643	¥ 28,557,980	¥ 47,849,040